RELATED PARTY TRANSACTIONS - Balances and transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Accounts receivable	R$ 1,223,316
LIABILITIES
Other operating income (expense)	186,924	R$ 1,210,754	R$ 16,134
Assets Balance
ASSETS
Total assets		6,425,557
Liabilities Balance
LIABILITIES
Total liabilities	1,496,279	24,734,276
Results Balance
RESULT
Total	127,070	(487,756)
Federal Government | Assets Balance
LIABILITIES
Reimbursement Obligations		6,396,234
Federal Government, Compensation for shareholders | Liabilities Balance
LIABILITIES
Compensation for shareholders	146,971	570,712
Federal Government - FIDC Infinity DI | Assets Balance
ASSETS
Bonds and linked deposits		29,323
Federal Government - FIDC Infinity DI | Liabilities Balance
LIABILITIES
Financing and loans		28,269
Federal Government - FIDC Infinity DI | Results Balance
LIABILITIES
Other operating income (expense)		3,215
RESULT
Financial expenses		(17,678)
Federal Government - Banco do Brasil | Liabilities Balance
LIABILITIES
Financing and loans		2,036,300
Federal Government - Banco do Brasil | Results Balance
RESULT
Financial expenses	(64,512)	(60,629)
Federal Government - Caixa Econmica Federal | Liabilities Balance
LIABILITIES
Financing and loans		3,878,939
Federal Government - Caixa Econmica Federal | Results Balance
RESULT
Financial expenses	(14,812)	(32,667)
Federal Government - BNDES | Liabilities Balance
LIABILITIES
Financing and loans		5,126,501
Federal Government - BNDES | Results Balance
RESULT
Financial expenses	(24,029)	(45,665)
Federal Government - Global Reversal Reserve | Liabilities Balance
LIABILITIES
Financing and loans		1,950,629
Federal Government - BNB | Liabilities Balance
LIABILITIES
Financing and loans		1,053,997
Federal Government - Petrobras | Liabilities Balance
LIABILITIES
Financing and loans		5,527,830
Federal Government - Petrobras | Results Balance
LIABILITIES
Other operating income (expense)	(346,070)
RESULT
Financial expenses	585,021	(262,797)
Federal Government - FINEP | Liabilities Balance
LIABILITIES
Financing and loans		52,465
Federal Government - FINEP | Results Balance
RESULT
Financial expenses	(1,066)	(2,342)
Federal Government - BASA | Liabilities Balance
LIABILITIES
Financing and loans		357,049
Federal Government - BASA | Results Balance
RESULT
Financial expenses	(12,993)	(5,968)
National Treasury - Itaipu | Liabilities Balance
LIABILITIES
Reimbursement Obligations	1,349,308	4,151,585
Federal Government - other revenues | Results Balance
RESULT
Other revenue	6,109
Federal Government - Other expenses | Results Balance
RESULT
Other expenses	R$ (578)
Federal Public Power - BNB | Results Balance
RESULT
Financial expenses		R$ (63,225)